Employee Benefits and Private Pension Plan - Significant actuarial assumptions adopted (Detail)	Dec. 31, 2018	Dec. 31, 2017
Employee benefits and private pension plan details 3 [abstract]
Discount rate for the actuarial obligation at present value	9.00%	9.51%
Average projected salary growth rate	7.85%	8.38%
Inflation rate (long term)	4.00%	4.50%
Growth rate of medical services	8.16%	8.68%